19. Provisions (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
SummaryOfProvisionsLineItems [Line Items]
Lawsuits filed by commercial customers	1,070	1,140
Lawsuits which customers claim a reduction in the sewage tariff	680	710
Lawsuits which customers plead reduction in tariff	50	50
Tax claims related to income tax and social contribution	R$ 52,192	R$ 50,023
Tax deficiency notice related to sewage services	547,510	501,060
Offset requests for the extinction of IRPJ/CSLL payable	42,173	62,039
Request for an authorization to offset taxes	51,374	49,682
Tax adjustment rejected	11,862,000
Request to offset tax credits related to IRPJ and CSLL - contingent liabilities	8,296	8,010
Request to offset tax credits related to IRPJ and CSLL - accrued	1,415	1,366
Lawsuits related to taxes and fines - accrued	40,123	39,495
Lawsuits related to taxes and fines - contingent liabilities	582,168	466,407
Intangible assets related to the municipalities	28,417	28,273
Indemnities receivable	24,071
Increase in lawsuits deemed as contingent liabilities	561,400
Legal and administrative agreements	41,133
Legal and administrative agreements related to construction	19,077
Legal and administrative agreements related to environmental indemnifications	22,056
Environmental indemnifications	43,014	20,626
Guarantee insurance for escrow deposit	101,192	134,377
Renewed guarantee insurance	500,000
Brazilian Federal Revenue Service
SummaryOfProvisionsLineItems [Line Items]
Tax adjustment rejected	56,118	8,659
IRPJ/CSLL
SummaryOfProvisionsLineItems [Line Items]
Tax adjustment rejected	R$ 11,164	R$ 698